RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	December 31, 2021
Directors and officers of the Company	67	28
Related company	-	5
Total	67	33

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount represent amount due from Premium Nickel as well as the investment in this private company, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	December 31, 2021
Due from related party	280	199
Investment	-	321

Total	280	520

SCHEDULE OF KEY MANAGEMENT COMPENSATION

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	June 30, 2021
Management fees – expensed	327	386
Share-based payments	-	621
Total	327	1,007